Stock Options	12 Months Ended
Mar. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Abstract
Stock Options

The Company has an incentive stock option plan whereby it grants options to directors, officers, employees, and consultants of the Company. On May 14, 2019, the Company replaced its Fixed Stock Option Plan (the "2016 Plan") with a Rolling Stock Option Plan (the "2019 Plan"). Under the terms of the 2019 Plan, the aggregate number of Options that can be granted under the 2019 Plan cannot exceed ten (10%) of the total number of issued and outstanding Shares, calculated on a non-diluted basis. The exercise price of options granted under the 2019 Plan may not be less than the minimum prevailing price permitted by the TSXV policies.  Prior to the adoption of the 2016 Plan, the Company had adopted an incentive stock option plan (the "Plan"), whereby it could grant options to directors, officers, employees, and consultants of the Company.

On March 9, 2016, the shareholders approved the previous stock option plan which allowed for the issuance of up to 10,440,790 shares (the "2016 Plan").

On March 30, 2017, the shareholders approved an increase in the number of common shares available for issuance under the 2016 Plan from 10,440,790 to 13,656,367. On May 4, 2018, the number available for issuance was further increased to 14,909,992.

The Company had the following incentive stock options granted under the 2019 Plan, 2016 Plan, and Plan that are issued and outstanding as at March 31, 2020:

	Exercise	Balance				Balance
Expiry Date	Price (CDN$)	March 31, 2019	Granted	Exercised	Forfeited	March 31, 2020
December 23, 2019	$0.25	2,934,717	—	(635,044)	(2,299,673)	—
March 25, 2020	$0.25	200,000	—	(200,000)	—	—
May 26, 2020	$0.60	150,000	—	—	—	150,000
July 10, 2020	$0.55	50,000	—	—	—	50,000
February 4, 2021	$0.35	500,000	—	—	(100,000)	400,000
May 6, 2021	$0.35	530,000	—	—	(10,000)	520,000
October 27, 2021	$0.62	500,000	—	—	—	500,000
February 2, 2022	$0.75	665,000	—	—	(208,000)	457,000
May 26, 2022	$0.60	200,000	—	—	(200,000)	—
May 26, 2022	$0.75	1,037,500	—	—	—	1,037,500
December 18, 2022	$0.45	235,000	—	—	(60,000)	175,000
May 4, 2023	$0.50	630,000	—	—	(100,000)	530,000
November 30, 2023	$0.43	350,000	—	—	—	350,000
February 12, 2024	$0.50	650,000	—	—	(100,000)	550,000
January 30, 2022	$0.37	—	175,000	—	—	175,000
January 30, 2025	$0.37	—	2,235,000	—	—	2,235,000
Total outstanding		8,632,217	2,410,000	(835,044)	(3,077,673)	7,129,500
Total exercisable		6,883,717				4,408,250
Weighted Average
Exercise Price (CDN$)		$0.45	$0.37	$0.25	$0.33	$0.50
Weighted Average Remaining Life						3.0 years

1.  150,000 options exercisable at CAD $0.60 per share expired unexercised on May 26, 2020 and 50,000 options exercisable at CAD $0.55 per share expired unexercised on July 10, 2020.

As at March 31, 2020, there were 3,711,225 options available for issuance under the 2019 Plan.

During the twelve-month period ended March 31, 2020, the Company incurred share-based compensation expense with a measured fair value of $308,106. The fair value of the options granted and vested were recorded as share-based payments on the Consolidated Statements of Operations.

On January 30, 2020, the Company granted:

— 1,650,000 options to directors and officers with an exercise price of CDN$0.37 per share which vest 25% after 3 months, 6 months, 9 months, and 12 months and with a term of five years.

— 585,000 options to employees with an exercise price of CDN$0.37 per share which vest 25% after 4 months and then 25% after years 1, 2 & 3, and with a term of five years.

— 125,000 options to a consultant with an exercise price of CDN$0.37 per share which vest 25% after 3 months, 6 months, 9 months, and 12 months, and with a term of two years.

— 50,000 options to a consultant (IR provider) with an exercise price of CDN$0.37 per share which vest 25% after 3 months, 6 months, 9 months, and 12 months and with a term of two years.

The Company had the following incentive stock options granted under its Plan and 2016 Plan that are issued and outstanding at March 31, 2019:

	Exercise	Balance				Balance
Expiry Date	Price (CDN$)	March 31, 2018	Granted	Exercised	Forfeited	March 31, 2019
July 3, 2018	$0.40	50,000	—	—	(50,000)	—
July 3, 2018	$0.25	750,000	—	(50,000)	(700,000)	—
September 1, 2018	$0.25	20,000	—	(20,000)	—	—
December 23, 2019	$0.25	275,000	—	—	—	275,000
December 23, 2019	$0.25	2,984,717	—	(600,000)	—	2,384,717
December 23, 2019	$0.25	300,000	—	—	(25,000)	275,000
July 10, 2020	$0.55	50,000	—	—	—	50,000
March 25, 2020	$0.25	200,000	—	—	—	200,000
May 26, 2020	$0.60	150,000	—	—	—	150,000
February 4, 2021	$0.35	500,000	—	—	—	500,000
May 6, 2021	$0.35	530,000	—	—	—	530,000
October 27, 2021	$0.62	500,000	—	—	—	500,000
February 2, 2022	$0.75	715,000	—	—	(50,000)	665,000
May 26, 2022	$0.60	200,000	—	—	—	200,000
May 26, 2022	$0.75	1,037,500	—	—	—	1,037,500
December 18, 2022	$0.45	235,000	—	—	—	235,000
May 4, 2023	$0.50	—	630,000	—	—	630,000
November 20, 2023	$0.43	—	350,000	—	—	350,000
February 12, 2024	$0.50		650,000			650,000
Total outstanding		8,497,217	1,630,000	(670,000)	(825,000)	8,632,217
Total exercisable		7,003,717				6,883,717
Weighted Average
Exercise Price (CDN$)		$0.41	$0.48	$0.25	$0.29	$0.45
Weighted Average Remaining Life						2.3 years

During the year ended March 31, 2019, the Company incurred share-based compensation expense with a measured fair value of $332,741. The fair value of the options granted and vested were recorded as share-based payments on the Consolidated Statements of Operations.

On May 4, 2018, the Company granted:

— 500,000 options to directors with an exercise price of CDN$0.50 per share which vest 25% after 4 months and then 25% after 6 months, 9 months, and 12 months and with a term of five years.

— 130,000 options to employees with an exercise price of CDN$0.50 per share which vest 25% after 4 months and then 25% after years 1, 2 & 3, and with a term of five years.

On November 30, 2018 the Company granted 350,000 options to the Chief Financial Officer with an exercise price of CDN$0.43 per share which vest 25% after 4 months, 25% after year 1 and 50% after year 2, and with a term of 5 years.

On February 12, 2019 the Company granted:

— 600,000 options to directors and an officer of the Company with an exercise price of CDN$0.50 per share which vest 25% after 4 months and then 25% after 6 months, 9 months, and 12 months and with a term of five years.

— 50,000 options to employees with an exercise price of CDN$0.50 per share which vest 25% after 4 months and then 25% after years 1, 2 & 3, and with a term of five years.

The Company had the following incentive stock options granted under its Plan and 2016 Plan that were issued and outstanding at March 31, 2018:

		Incentive Stock Options

	Exercise	Balance				Balance
Expiry Date	Price (CDN$)	March 31, 2017	Granted	Exercised	Forfeited	March 31, 2018
April 25, 2017	$0.82	25,000	—	—	(25,000)	—
July 3, 2017	$0.25	45,000	—	(45,000)	—	—
February 22, 2018	$0.25	250,000	—	(250,000)	—	—
July 3, 2018	$0.40	150,000	—	(100,000)	—	50,000
July 3, 2018	$0.25	750,000	—	—	—	750,000
September 1, 2018	$0.25	20,000	—	—	—	20,000
December 23, 2019	$0.25	375,000	—	(100,000)	—	275,000
December 23, 2019	$0.25	3,884,717	—	(900,000)	—	2,984,717
December 23, 2019	$0.25	300,000	—	—	—	300,000
July 10, 2020	$0.55	—	50,000	—	—	50,000
March 25, 2020	$0.25	200,000	—	—	—	200,000
May 26, 2020	$0.60	—	150,000	—	—	150,000
September 1, 2020	$0.25	100,000	—	(100,000)	—	—
February 4, 2021	$0.35	500,000	—	—	—	500,000
May 6, 2021	$0.35	530,000	—	—	—	530,000
October 27, 2021	$0.62	500,000	—	—	—	500,000
February 2, 2022	$0.75	715,000	—	—	—	715,000
May 26, 2022	$0.60	—	200,000	—	—	200,000
May 26, 2022	$0.75	—	1,037,500	—	—	1,037,500
December 18, 2022	$0.45	—	260,000	—	(25,000)	235,000
Total outstanding		8,344,717	1,697,500	(1,495,000)	(50,000)	8,497,217
Total exercisable		6,272,217				7,003,717
Weighted Average
Exercise Price (CDN$)		$0.33	$0.67	$0.26	$0.65	$0.41
Weighted Average Remaining Life						2.5 years

During the year ended March 31, 2018, the Company incurred share-based compensation expense to employees, advisors, and directors with a measured fair value of $744,801. The fair value of the options granted and vested were recorded as share-based payments on the Consolidated Statements of Operations.

On May 26, 2017, the Company granted:

— 1,037,500 options to Directors with an exercise price of CDN$0.75 per share with a term of 5 years.  The options fully vest on the grant date.

— 100,000 options to an advisor with an exercise price of CDN$0.60 per share with a term of 3 years.  The options fully vest on the grant date.

— 200,000 options to an employee with an exercise price of CDN$0.60 per share which vest 25% after 4 months and then 25% after years 1, 2 & 3, and with a term of five years.

— 50,000 options to a consultant (IR provider) with an exercise price of CDN$0.60 per share which vest 25% at the end of every 3 months for a period of twelve months and with a term of 3 years.

On July 10, 2017, the Company granted 50,000 stock options to a consultant (IR provider). The options have an exercise price of CDN$0.55 per share which vest 25% at the end of every 3 months for a period of twelve months and with a term of 3 years.

On December 18, 2017, the Company granted 260,000 stock options to employees and a consultant. The options have an exercise price of CDN$0.45 per share which vest 25% after 4 months and then 25% after years 1, 2 & 3, and with a term of five years.

The weighted average share price on the exercise dates was CDN $0.41 (2019 - CDN $0.49, 2018-CDN $0.50).

The following weighted-average assumptions were used for the Black-Scholes valuation of stock option grants:

For the year ended	March 31, 2020	March 31, 2019	March 31, 2018
Share price on grant date	CDN$0.37	CDN$0.47	CDN$0.56
Exercise price	CDN$0.37	CDN$0.48	CDN$0.57
Risk-free interest rate	1.35%	1.31%	1.07%
Expected life of options	5 years	5 years	5 years
Annualized volatility (1)	73%	100%	100%
Dividend rate	n/a	n/a	n/a
(1) Expected volatility was determined by reference to historical volatility.